RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)				9 Months Ended
	Nov. 12, 2021	Nov. 08, 2021	Nov. 03, 2021	Dec. 31, 2021	Sep. 30, 2022	Jun. 07, 2021
Related Party Transaction [Line Items]
Repayment of promissory note - related party				$ 602,720
Total expenses incurred		$ 402,936
Advances from related parties	$ 43,900			43,900	$ 43,900
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note						$ 625,000
Repayment of promissory note - related party	$ 602,720
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month			$ 10,000
Total expenses incurred				20,000
Due to related parties included in accrued expenses				10,000
Related Party Loans | Working Capital Loans Warrants
Related Party Transaction [Line Items]
Advances from related parties				$ 0	$ 0